SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operations by reportable segment
Revenues, Net	$ 200,898	$ 160,836
Cost of Goods Sold	103,505	79,867
Gross Profit	97,393	80,969
Operating Expenses:
General and Administrative	60,126	52,914
Sales and Marketing	2,418	2,838
Professional Fees	7,768	7,304
Depreciation and Amortization	15,044	14,627
Impairment Expense for Goodwill	0	37,912
Impairment Expense for Intangible Assets	6,300	14,903
Income (Loss) from Operations	5,737	(49,529)
Other (Income) Expense:
Interest Expense	9,184	9,819
Interest Income	0	(45)
(Gain) Loss on Equity Method Investments	(14)	2,102
(Gain) loss on change in fair value of derivative asset	(690)	28
(Gain) Loss on Change in Fair Value of Contingent Liabilities and Shares Payable	(13,724)	24,399
Other (Income) Expense, Net	(238)	2,286
Total Other (Income) Expense, Net	(5,482)	38,589
Income (Loss) from Operations Before Provision for Income Taxes	11,219	(88,118)
TOTAL ASSETS	310,502	303,775
Retail
Operations by reportable segment
Revenues, Net	43,816	39,078
Cost of Goods Sold	23,053	17,527
Gross Profit	20,763	21,551
Operating Expenses:
General and Administrative	13,621	13,058
Sales and Marketing	1,780	1,720
Professional Fees	37	99
Depreciation and Amortization	1,509	1,311
Impairment Expense for Goodwill		0
Impairment Expense for Intangible Assets	0	0
Income (Loss) from Operations	3,816	5,363
Other (Income) Expense:
Interest Expense	159	96
Interest Income		0
(Gain) Loss on Equity Method Investments	0	0
(Gain) loss on change in fair value of derivative asset	0	0
(Gain) Loss on Change in Fair Value of Contingent Liabilities and Shares Payable	0	0
Other (Income) Expense, Net	(405)	262
Total Other (Income) Expense, Net	(246)	358
Income (Loss) from Operations Before Provision for Income Taxes	4,062	5,005
TOTAL ASSETS	26,216	27,054
Wholesale Biomass
Operations by reportable segment
Revenues, Net	139,086	105,696
Cost of Goods Sold	66,973	47,501
Gross Profit	72,113	58,195
Operating Expenses:
General and Administrative	12,083	9,015
Sales and Marketing	128	359
Professional Fees	206	233
Depreciation and Amortization	11,723	11,114
Impairment Expense for Goodwill		0
Impairment Expense for Intangible Assets	0	0
Income (Loss) from Operations	47,973	37,474
Other (Income) Expense:
Interest Expense	92	25
Interest Income		0
(Gain) Loss on Equity Method Investments	0	0
(Gain) loss on change in fair value of derivative asset	0	0
(Gain) Loss on Change in Fair Value of Contingent Liabilities and Shares Payable	0	0
Other (Income) Expense, Net	109	299
Total Other (Income) Expense, Net	201	324
Income (Loss) from Operations Before Provision for Income Taxes	47,772	37,150
TOTAL ASSETS	235,576	220,054
CPG
Operations by reportable segment
Revenues, Net	17,996	16,062
Cost of Goods Sold	13,479	14,839
Gross Profit	4,517	1,223
Operating Expenses:
General and Administrative	1,317	2,101
Sales and Marketing	38	66
Professional Fees	37	171
Depreciation and Amortization	794	743
Impairment Expense for Goodwill		0
Impairment Expense for Intangible Assets	0	0
Income (Loss) from Operations	2,331	(1,858)
Other (Income) Expense:
Interest Expense	22	13
Interest Income		0
(Gain) Loss on Equity Method Investments	0	0
(Gain) loss on change in fair value of derivative asset	0	0
(Gain) Loss on Change in Fair Value of Contingent Liabilities and Shares Payable	0	0
Other (Income) Expense, Net	49	285
Total Other (Income) Expense, Net	71	298
Income (Loss) from Operations Before Provision for Income Taxes	2,260	(2,156)
TOTAL ASSETS	12,589	12,774
Corporate & Other
Operations by reportable segment
Revenues, Net	0	0
Cost of Goods Sold	0	0
Gross Profit	0	0
Operating Expenses:
General and Administrative	33,105	28,740
Sales and Marketing	472	693
Professional Fees	7,488	6,801
Depreciation and Amortization	1,018	1,459
Impairment Expense for Goodwill		37,912
Impairment Expense for Intangible Assets	6,300	14,903
Income (Loss) from Operations	(48,383)	(90,508)
Other (Income) Expense:
Interest Expense	8,911	9,685
Interest Income		(45)
(Gain) Loss on Equity Method Investments	(14)	2,102
(Gain) loss on change in fair value of derivative asset	(690)	28
(Gain) Loss on Change in Fair Value of Contingent Liabilities and Shares Payable	(13,724)	24,399
Other (Income) Expense, Net	9	1,440
Total Other (Income) Expense, Net	(5,508)	37,609
Income (Loss) from Operations Before Provision for Income Taxes	(42,875)	(128,117)
TOTAL ASSETS	$ 36,121	$ 43,893